Note 7 - Notes Payable, Related Parties (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note Payable To Health Tronics [Member]
Interest Payable Related Parties Noncurrent	$ 1,372,743	$ 1,372,743
Related Party Transaction, Rate	6.00%
Interest Payable, Current	$ 81,864	163,729
Interest Expense, Related Party	$ 325,804	$ 324,768
Related Party Transaction, Rate	6.00%